Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ 104	$ 15	¥ (8,427)	¥ (13,082)
Cash flows from investing activities:
Loan provided to subsidiaries	(56,763)	(7,924)	(117,217)	(215,277)
Loan repaid by subsidiaries	30,009	4,189	235,424	100,937
Purchase of short-term investments				(145,652)
Proceeds from short-term investments	58,132	8,115	59,520	36,300
Net cash (used in)/provided by investing activities	31,378	4,380	177,727	(223,692)
Cash flows from financing activities:
Loan from subsidiaries	170,707	23,830
Repayments of loan from subsidiaries	(108,874)	(15,198)
Proceeds from exercise of share options	7,696	1,074	2,467
Repurchase of ADSs	(25,771)	(3,597)	(130,409)
Dividends paid to equity holders of the Company	(78,111)	(10,904)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)				256,764
Net cash provided by/ (used in) financing activities	(34,353)	(4,795)	(127,942)	256,764
Effect of exchange rate changes on cash and cash equivalents	(335)	(47)	(138)	3,461
Net increase in cash and cash equivalents	(3,206)	(447)	41,220	23,451
Cash and cash equivalents at beginning of the year	64,689	9,030	23,469	18
Cash, cash equivalents and restricted cash at end of the year	¥ 61,483	$ 8,583	¥ 64,689	¥ 23,469